UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07917

Wilshire Variable Insurance Trust
(Exact name of registrant as specified in charter)
________

Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Address of principal executive offices) (Zip code)

Jason Schwarz, President
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 310-451-3051

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1.   Schedule of Investments

Wilshire Variable Insurance Trust
Wilshire Global Allocation Fund	March 31, 2015
Schedule of Investments	(Unaudited)

	Maturity Date	Shares/Par	Value

INVESTMENTS IN AFFILIATED FUNDS — 68.6%
Wilshire International Equity Fund, Institutional Class*		17,826,155	$166,674,553
Wilshire Large Company Growth Portfolio, Institutional Class *		1,649,420	69,226,146
Wilshire Large Company Value Portfolio, Institutional Class *		2,876,602	60,696,309
Wilshire Small Company Growth Portfolio, Institutional Class *		612,494	16,365,829
Wilshire Small Company Value Portfolio, Institutional Class *		649,987	15,612,679

Total Investments in Affiliated Funds (Cost $335,175,487)			328,575,516

ASSET-BACKED SECURITIES — 14.7%
Consumer Discretionary — 0.1%
Connecticut Valley Structured Credit CDO III, Ltd.
0.915%(a) (b)	03/23/23	$500,000	484,020

Financials — 1.1%
ARES XI CLO, Ltd.
3.252%(a) (b)	10/11/21	2,000,000	1,961,310
ARES XXIII CLO, Ltd.
3.431%(a) (b)	04/19/23	1,250,000	1,250,111
CIFC Funding, Ltd.
1.756%(a) (b)	05/10/21	1,300,000	1,216,380
3.303%(a) (b)	08/14/24	1,000,000	1,003,515
			5,431,316
Health Care — 0.3%
Gale Force CLO, Ltd.
3.761%(a) (b)	08/20/21	1,250,000	1,250,421

Industrials — 0.5%
Gramercy Park CLO, Ltd.
3.178%(a) (b)	07/17/23	1,500,000	1,499,973
4.278%(a) (b)	07/17/23	1,000,000	997,324
			2,497,297
Other Asset-Backed Securities — 12.7%
AABS, Ltd.
4.875%(c) (k)	01/15/38	607,584	618,216
AASET
5.125%(a)	12/15/29	1,471,154	1,474,832
7.375%(a)	12/15/29	735,577	737,416
ACAS CLO, Ltd.
2.555%(a) (b)	09/20/23	1,000,000	1,000,346
3.485%(a) (b)	09/20/23	1,000,000	1,000,346
AMMC CLO XIII, Ltd.
2.956%(a) (b)	01/26/26	1,500,000	1,449,312
Babson CLO, Ltd.
0.000%(b)	05/15/23	1,000,000	757,773
Baker Street CLO II, Ltd.
0.983%(a) (b)	10/15/19	1,500,000	1,437,610
Brad CDO, Ltd.
4.213%	03/12/26	983,287	989,973

	Maturity Date	Par	Value

Other Asset-Backed Securities — (continued)
Castlelake Aircraft Securitization Trust
5.250%	02/15/29	$940,211	$933,159
7.500%	02/15/29	839,474	837,375
Cent CLO LP
2.680%(a) (b)	08/01/24	500,000	500,037
3.500%(a) (b)	08/01/24	1,000,000	1,000,140
Chesterfield Financial Holdings LLC
4.500%(b)	12/15/34	976,000	978,635
CKE Restaurant Holdings, Inc.
4.474%(b)	03/20/43	970,000	999,456
Dryden 37 Senior Loan Fund
0.215%(b) (d) (k)	04/15/27	1,000,000	971,500
Duane Street CLO IV, Ltd.
1.257%(a) (b)	11/14/21	1,500,000	1,454,586
Flagship CLO VI
2.665%(a) (b)	06/10/21	2,000,000	1,971,078
Flagship VII, Ltd.
3.217%(a) (b)	01/20/26	1,500,000	1,460,595
Fortress Credit Opportunities V CLO, Ltd.
2.884%(a) (b)	10/15/26	1,000,000	982,337
3.784%(a) (b)	10/15/26	1,000,000	986,029
GCAT LLC
3.721%(b) (c)	10/25/19	2,868,456	2,861,787
Golub Capital Partners CLO, Ltd.
2.682%(a) (b)	10/25/26	700,000	682,203
3.181%(a) (b)	10/20/21	2,500,000	2,490,532
GSAA Home Equity Trust
0.441%(a)	07/25/37	1,430,971	1,208,279
Halcyon Loan Advisors Funding, Ltd.
3.097%(a) (b)	12/20/24	1,500,000	1,448,868
Helios Series I Multi Asset CBO, Ltd.
1.188%(a) (b)	12/13/36	1,025,161	961,765
Highbridge Loan Management, Ltd.
2.497%(a) (b)	09/20/22	1,000,000	1,000,207
3.497%(a) (b)	09/20/22	1,000,000	997,756
ING Investment Management CLO IV, Ltd.
2.457%(a) (b)	06/14/22	1,500,000	1,442,817
Ivy Hill Middle Market Credit Fund IX, Ltd.
2.685%(a) (b)	10/18/25	2,000,000	1,940,022
Katonah, Ltd.
2.262%(a) (b)	04/17/20	1,000,000	983,644
Keuka Park CLO, Ltd.
0.000%(b)	10/21/24	1,250,000	989,227
KVK CLO, Ltd.
0.000%(b)	04/14/25	1,150,000	820,994
Marine Park CLO, Ltd.
4.732%(a) (b)	05/18/23	1,250,000	1,250,660
Nationstar HECM Loan Trust
4.500%(b)	11/25/17	572,662	575,697
Neuberger Berman CLO, Ltd.
3.356%	07/25/23	1,500,000	1,492,554
4.025%(b)	07/25/23	450,000	306,699
Ocean Trails CLO IV
3.258%(a) (b)	08/13/25	1,750,000	1,706,674
Regatta V Funding, Ltd.
3.383%(a) (b)	10/25/26	1,500,000	1,516,082

Wilshire Variable Insurance Trust
Wilshire Global Allocation Fund	March 31, 2015
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Other Asset-Backed Securities — (continued)
Rise Ltd.
4.750%(a) (k)	02/12/39	$1,398,437	$1,408,926
Rockwall CDO II, Ltd.
0.805%(a) (b)	08/01/24	1,500,000	1,398,750
Steele Creek CLO, Ltd.
2.484%(a) (b)	08/21/26	2,000,000	1,988,102
TCW Global Project Fund II, Ltd.
1.603%(a)	06/24/16	231,738	223,048
TICP CLO II, Ltd.
3.231%(a)	07/20/26	1,000,000	981,607
Treman Park CLO LLC
0.000%(b) (d) (k)	04/20/27	500,000	480,050
Venture VI CDO, Ltd.
1.733%(a) (b)	08/03/20	2,250,000	2,149,918
Venture X CLO, Ltd.
3.086%(a) (b)	02/28/24	1,000,000	973,429
Vibrant CLO, Ltd.
2.628%(a) (b)	07/17/24	1,000,000	1,000,013
WhiteHorse IV, Ltd.
1.707%(a) (b)	01/17/20	1,500,000	1,434,216
Wrightwood Capital Real Estate CDO, Ltd.
0.692%(a) (b)	11/21/40	1,450,000	1,375,485
			60,630,762
Total Asset-Backed Securities
(Cost $70,438,835)			70,293,816

CORPORATE BONDS — 7.4%
Consumer Discretionary — 0.4%
CBS Corp.
4.600%	01/15/45	850,000	865,323
GRD Holdings III Corp.
10.750%(b)	06/01/19	200,000	217,500
QVC, Inc.
4.850%	04/01/24	700,000	727,689
			1,810,512
Consumer Staples — 0.7%
Bumble Bee Holdings, Inc.
9.000%(b)	12/15/17	919,000	964,950
Moto Finance PLC
6.375%(b)	09/01/20	300,000	449,468
Physio-Control International, Inc.
9.875%(b)	01/15/19	750,000	796,875
Vector Group, Ltd.
7.750%	02/15/21	1,000,000	1,063,750
			3,275,043
Energy — 0.2%
Atlas Energy Holdings Operating Co. LLC
9.250%(b)	08/15/21	500,000	345,000
BreitBurn Energy Partners
7.875%	04/15/22	500,000	360,000

	Maturity Date	Par	Value

Energy — (continued)
Dynagas LNG Partners
6.250%	10/30/19	$500,000	$430,000
			1,135,000
Financials — 4.8%
Assured Guaranty US Holdings, Inc.
5.000%	07/01/24	700,000	749,146
Atlantic Marine Corp. Communities LLC
5.433%(b)	12/01/50	727,041	756,064
Bank of America Corp.
5.125%(a)	12/31/49	1,700,000	1,682,830
6.500%(a)	12/31/49	400,000	423,000
BBVA Bancomer SA
4.375%(b)	04/10/24	500,000	518,125
Citigroup, Inc.
5.350%(a)	05/29/49	1,315,000	1,271,999
5.800%(a)	11/29/49	300,000	300,750
5.875%(a)	12/29/49	685,000	687,569
Dai-ichi Life Insurance Co., Ltd.
5.100%(a) (b)	12/31/49	1,000,000	1,080,000
Deutsche Bank AG
4.500%	04/01/25	1,250,000	1,251,875
EPR Properties
5.250%(e)	07/15/23	750,000	809,569
5.750%(e)	08/15/22	1,500,000	1,651,352
Farmers Exchange Capital III
5.454%(a) (b)	10/15/54	2,000,000	2,180,000
Jefferies Finance LLC
7.500%(b)	04/15/21	500,000	482,500
JPMorgan Chase & Co.
5.000%(a)	12/29/49	2,200,000	2,161,390
5.150%(a)	04/05/23	500,000	488,125
Kemper Corp.
4.350%	02/15/25	750,000	767,516
Montpelier Re Holdings, Ltd.
4.700%	10/15/22	1,000,000	1,054,448
Morgan Stanley
5.550%(a)	12/29/49	500,000	505,000
Nippon Life Insurance Co.
5.100%(a) (b)	10/16/44	1,000,000	1,082,500
Ohana Military Communities LLC
5.558%(b)	10/01/36	600,000	663,966
SunTrust Banks, Inc.
5.625%(a)	12/15/19	2,300,000	2,340,250
Wachovia Capital Trust III
5.570%(a)	12/31/49	210,000	207,354
			23,115,328
Industrials — 0.5%
Quality Distribution LLC
9.875%	11/01/18	1,416,000	1,483,260
United Airlines Pass-Through Trust
4.625%	09/03/22	1,000,000	1,013,800
			2,497,060
Information Technology — 0.5%
CDK Global, Inc.
4.500%(b)	10/15/24	1,150,000	1,185,297

Wilshire Variable Insurance Trust
Wilshire Global Allocation Fund	March 31, 2015
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Information Technology — (continued)
Juniper Networks, Inc.
4.350%	06/15/25	$500,000	$506,919
Trimble Navigation, Ltd.
4.750%	12/01/24	500,000	527,167
			2,219,383
Materials — 0.3%
Yamana , Inc.
4.950%	07/15/24	1,450,000	1,425,658

Total Corporate Bonds
(Cost $35,057,614)			35,477,984

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.8%
Non-Agency Mortgage-Backed Obligation — 3.8%
Acre Commercial Mortgage Trust
2.667%(a) (b)	08/15/31	1,000,000	997,735
Alliance Bancorp Trust
0.414%(a)	07/25/37	1,367,521	913,236
American Home Mortgage Assets Trust
0.361%(a)	12/25/46	2,044,900	1,433,966
Capmark Military Housing Trust
5.746%(b)	02/10/52	1,946,649	1,947,622
GE Business Loan Trust
0.623%(a) (b)	04/16/35	1,388,260	1,277,677
HarborView Mortgage Loan Trust
0.364%(a)	01/19/38	1,341,669	1,133,317
Harborview Mortgage Loan Trust
0.324%(a)	01/25/47	1,250,883	959,041
Hilton USA Trust
5.222%(a) (b)	11/05/30	1,000,000	1,027,157
LSTAR Securities Investment Trust
3.271%(a) (b)(j)	09/01/21	2,867,787	2,894,458
Luminent Mortgage Trust
0.374%(a)	02/25/46	1,852,498	1,385,727
Morgan Stanley Re-REMIC Trust
0.328%(a) (b)	06/26/36	1,260,807	939,516
Motel 6 Trust
4.532%(b)	02/05/20	1,000,000	1,012,395
SRERS Funding, Ltd.
0.417%(a) (b)	05/09/46	2,312,794	2,198,913
			18,120,760
Total Collateralized Mortgage Obligations
(Cost $18,228,787)			18,120,760
MUNICIPAL BONDS — 2.5%
Chicago, GO(d)
5.110%	01/01/31	1,500,000	703,215
Chicago, Waterworks Revenue, RB
6.742%	11/01/40	290,000	376,922
College of the Sequoias Tulare Area Improvement District No. 3, GO(c)
2.596%	08/01/32	1,000,000	502,090

	Maturity Date	Par	Value

Municipal Bonds — (continued)
Detroit Wayne County Stadium Authority, RB
5.000%	10/01/26	$400,000	$445,948
Illinois, GO
5.650%	12/01/38	2,000,000	2,126,940
Jefferson Sewer Revenue, RB(d)
5.209%	10/01/30	3,000,000	1,431,000
Metropolitan Pier & Exposition Authority, Ser B, RB(d)
4.840%	06/15/45	1,000,000	241,640
Miami-Dade, Sub-Ser, RB(d)
5.142%	10/01/42	3,250,000	886,828
5.062%	10/01/45	5,550,000	1,283,382
New Jersey Transportation Trust Fund Authority, Ser B, RB
6.561%	12/15/40	500,000	639,100
New Jersey Transportation Trust Fund Authority, Ser C, RB(d)
4.840%	12/15/32	2,000,000	883,440
Port Authority of New York & New Jersey, Ser 182, RB
5.310%	08/01/46	270,000	298,960
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Ser Senior A, RB
5.125%	07/01/47	1,000,000	999,950
Puerto Rico Electric Power Authority, Ser NN, RB
4.750%	07/01/33	405,000	381,279
Puerto Rico Highways & Transportation Authority, Ser D, RB
5.000%	07/01/32	350,000	350,028
Puerto Rico Highways & Transportation Authority, RB
5.500%	07/01/28	250,000	264,345
San Marcos Unified School District, Ser B, GO(d)
4.370%	08/01/47	1,200,000	304,368
Total Municipal Bonds
(Cost $11,657,823)			12,119,435

LOAN PARTICIPATIONS — 2.3%
Advantage Sales and Marketing, 1st Lien Term Loan
4.250%	07/23/21	8,065	8,053
Albertson's LLC, Term B-4 Loan
5.500%	08/25/21	500,000	503,960
Atkore International, Inc., Initial Term Loan (First Lien)
4.500%	04/09/21	174,125	172,384
Auris Luxembourg III SA
5.500%	12/10/21	1,000,000	1,011,880

Wilshire Variable Insurance Trust
Wilshire Global Allocation Fund	March 31, 2015
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value
Loan Participations — (continued)
BJ's Wholesale Club, Inc., New 2013 (November) Replacement Loan (First Lien)
4.500%	09/26/19	$596,985	$596,716
Carecore National, LLC, Term Loan
5.500%	03/05/21	249,372	250,619
Carecore National, Unfunded Loan(f) (j)
0.500%	09/15/15	250,000	—
CompuCom Systems, Inc., Term Loan
4.250%	05/07/20	340,000	316,200
Evergreen Skills Lux S.À R.L., Initial Term Loan (First Lien)
5.750%	04/28/21	298,000	294,275
Fitness International, LLC, Term B Loan
5.500%	07/01/20	498,248	463,371
Gates Global LLC, Initial Dollar Term Loan
4.250%	07/05/21	598,500	595,885
Go Daddy Operating Company, LLC, Initial Term Loan
4.750%	05/13/21	497,500	499,206
Hanesbrands, Initial Term Loan
3.500%	07/29/29	1,094,500	1,181,564
Hardware Holdings LLC, Term Loan (First Lien)
8.000%	03/30/20	648,375	628,924
Hub International Limited, Initial Term Loan
4.250%	10/02/20	198,998	197,220
Interactive Data Corporation, Term Loan
4.750%	05/02/21	99,500	99,894
Landmark Aviation FBO Canada, Inc., Canadian Term Loan
4.750%	10/25/19	26,588	26,601
Lineage Logistics, LLC, Term Loan
4.500%	04/07/21	447,744	443,549
LM U.S. Member LLC (LM U.S. Corp Acquisition Inc.), Initial Term Loan (First Lien)
4.750%	10/25/19	669,883	670,218
MH Sub I, LLC (Micro Holding Corp.), Initial Term Loan (First Lien)
5.000%	07/08/21	1,316,442	1,314,388
Ranpak Cov-Lite, 2nd Lien Term Loan
8.250%	09/22/22	200,000	199,666
TelX Group, Inc., The, Initial Term Loan (First Lien)
4.500%	04/09/20	497,500	494,182
York Risk Services Holding Corp. (Onex York Finance LP), Term Loan
4.750%	09/18/21	997,500	993,340

Total Loan Participations (Cost $11,263,063)			10,962,095

	Maturity Date	Par/Shares	Value

FOREIGN BONDS — 1.2% (g)
Dominican Republic — 0.1%
Dominican Republic International Bond
6.850%(b)	01/27/45	$500,000	$525,000

Kenya — 0.2%
Kenya Government International Bond
6.875%(b)	06/24/24	900,000	939,825

Mexico — 0.2%
Banco Inbursa SA Institucion de Banca Multiple
4.125%(b)	06/06/24	400,000	394,000
Mexico Government International Bond
4.600%	01/23/46	500,000	511,250
			905,250
Peru — 0.3%
Corp. Financiera de Desarrollo SA
5.250%(a) (b)	07/15/29	1,350,000	1,403,797

Sweden — 0.3%
Nordea Bank AB
6.125%(a) (b)	12/31/49	500,000	515,940
5.500%(a) (b)	09/29/49	1,000,000	1,016,250
			1,532,190
Switzerland — 0.0%
Credit Suisse Group AG
6.250%(a) (b)	12/29/49	100,000	98,250

United Kingdom — 0.1%
HSBC Holdings PLC
6.375%(a)	12/29/49	250,000	255,313

Total Foreign Bonds
(Cost $5,521,355)			5,659,625

EXCHANGE TRADED FUND — 0.6%
Guggenheim Strategy Fund I		120,579	3,002,412

Total Exchange Traded Fund (Cost $3,000,000)			3,002,412
U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bond
2.807%(d)	11/15/44	1,030,000	475,571
U.S. Treasury Note
2.250%	11/15/24	776,000	797,764
2.000%	08/31/21	1,535,000	1,567,499

Total U.S. Treasury Obligations (Cost $2,748,959)			2,840,834

Wilshire Variable Insurance Trust
Wilshire Global Allocation Fund	March 31, 2015
Schedule of Investments	(Unaudited)

	Maturity Date	Shares/Par	Value

PREFERRED STOCK — 0.3%
Goldman Sachs Group, Inc., 5.500%(a)		62,000	$1,561,160

Total Preferred Stock (Cost $1,519,000)			1,561,160

ESCROW SECURITIES — 0.0%
Financials — 0.0%
Lehman Brothers Holdings Capital Trust VII MTN
5.857%(h)	11/29/49	$200,000	—
Lehman Brothers Holdings, Inc. MTN
6.500%(h)	07/19/17	160,000	—
6.750%(h)	12/28/17	340,000	—
			—
Total Escrow Securities
(Cost $—)			—

SHORT-TERM INVESTMENT — 1.9%
Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.001%(i)		8,789,052	8,789,052

Total Short-Term Investment (Cost $8,789,052)			8,789,052
Total Investments- 103.9%
(Cost $503,399,975)†			497,402,689
Other Assets & Liabilities, Net - (3.9)%			(18,509,985)
NET ASSETS - 100.0%			$478,892,704

*	Affiliated fund.
(a)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2015. The date reported on the Schedule of Investments is the final maturity date.
(b)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(c)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on March 31, 2015. The coupon on a step bond changes on a specified date.
(d)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(e)	Real Estate Investment Trust
(f)	Unfunded bank loan.
(g)	Foreign security denominated in U.S. currency.
(h)	Security in default on interest payments.
(i)	Rate shown is the 7-day effective yield as of March 31, 2015.
(j)	Securities considered illiquid. The total market value of such securities at March 31, 2015 was $2,894,458 and represented 0.6% of Net Assets.
(k)
Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2015 was $3,478,692 and represented 0.7% of Net Assets.

†	At March 31, 2015, the tax basis cost of the Fund's investments was $503,399,975, and the unrealized appreciation and depreciation were $3,748,619 and $(9,745,905) respectively.

A list of the outstanding forward foreign currency contracts held by the Fund at March 31, 2015, is as follows:

Counterparty	Settlement Date	Currency to Deliver	Currency to Receive	Unrealized Appreciation (Depreciation)
Bank of America	4/7/15	EUR 1,100,000	USD 1,215,599	$32,713
Bank of America	4/7/15	GBP 300,000	USD 446,359	1 ,362
				$34,075

For the period ended March 31, 2015, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

CBO — Collateralized Bond Obligation
CDO — Collateralized Debt Obligation
CLO — Collateralized Loan Obligation
EUR — Euro
GBP — British Pound
GO — General Obligation
HECM — Home Equity Conversion Mortgage
LLC — Limited Liability Company
LP — Limited Partnership
Ltd. — Limited
MTN — Medium Term Note
PLC — Public Limited Company
Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit
RB — Revenue Bond
Ser — Series
USD — United States Dollar
Amounts designated as “—” are $0 or have been rounded to $0.

Wilshire Variable Insurance Trust
Wilshire Global Allocation Fund	March 31, 2015
Schedule of Investments	(Unaudited)

As of March 31, 2015, the Reverse Repurchase Agreements held by the Fund are listed below.

Principal Amount	Counterparty		Value
$(1,563,750)	Barclays	0.600%	$(1,563,750)
(1,561,863)	Barclays	0.340%	(1,561,863)
(1,257,881)	Barclays	0.850%	(1,257,881)
(1,142,813)	Barclays	0.450%	(1,142,813)
(1,722,654)	Barclays	0.550%	(1,722,654)
(635,250)	Barclays	-0.550%	(635,250)
(681,563)	Barclays	0.400%	(681,563)
(943,750)	Credit Suisse First Boston	-0.750%	(943,750)
(1,315,875)	Icahn Enterprises	0.630%	(1,315,875)
(1,201,570)	RBC	0.600%	(1,201,570)
(978,750)	RBC	0.500%	(978,750)
(1,082,250)	RBC	0.600%	(1,082,250)
(1,691,026)	RBC	0.550%	(1,691,026)
(1,799,166)	Suntrust	0.750%	(1,799,166)
			$(17,578,161)

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3‡		Total
Investments in Affiliated Funds	$328,575,516	$—	$—		$328,575,516
Asset-Backed Securities	—	66,815,124	3,478,692		70,293,816
Corporate Bonds	—	35,477,984	—		35,477,984
Collateralized Mortgage Obligations	—	18,120,760	—		18,120,760
Municipal Bonds	—	12,119,435	—		12,119,435
Loan Participations	—	10,962,095	—		10,962,095
Foreign Bonds	—	5,659,625	—		5,659,625
Exchange Traded Fund	3,002,412	—	—		3,002,412
U.S. Treasury Obligations	—	2,840,834	—		2,840,834
Preferred Stock	1,561,160	—	—		1,561,160
Escrow Securities	—	—	—	^	— ^
Short-Term Investment	8,789,052	—	—		8,789,052
Total Investments in Securities	$341,928,140	$151,995,857	$3,478,692		$497,402,689

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Forwards Contracts**
Unrealized Appreciation	$—	$34,075	$—		$34,075
Reverse Repurchase Agreements	—	(17,578,161)	—		(17,578,161)
Total Other Financial Instruments	$—	$(17,544,086)	$—		$(17,544,086)

‡	A reconciliation of Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.
**	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.
^
Lehman Brothers Holdings Capital Trust VII MTN and Lehman Brothers Holdings, Inc. MTN were considered Level 3 when originally converted to escrow shares and were valued at $0, and the values have remained $0 throughout the period ended March 31, 2015.

For the period ended March 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were transfers between Level 2 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of each period.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust	March 31, 2015
Schedules of Investments	(Unaudited)

	2015 ETF Fund
Shares		Value

EXCHANGE TRADED FUNDS - 99.0%
51,030	Market Vectors Emerging Markets Local Currency Bond ETF	$1,026,724
44,080	SPDR Barclays High Yield Bond ETF	1,728,817
103,490	Vanguard Europe Pacific ETF	4,122,007
18,970	Vanguard Extended Market VIPERs ETF	1,754,156
16,826	Vanguard FTSE Emerging Markets ETF	687,679
18,300	Vanguard Global ex-U.S. Real Estate ETF(a)	1,029,741
12,466	Vanguard REIT ETF(a)	1,048,017
41,310	Vanguard S&P 500 ETF	7,815,852
68,020	Vanguard Scottsdale Funds	5,965,354
43,000	Vanguard Short-Term Inflation-Protected Securities ETF	2,083,780
71,630	Vanguard Total Bond Market ETF	5,971,793
19,470	Vanguard Total International Bond ETF	1,053,132

Total Exchange Traded Funds - 99.0%
(Cost $30,737,665)		34,287,052

SHORT-TERM INVESTMENTS (c) - 6.2%
593,382	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.001%	593,382
1,566,747	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.001% (b)	1,566,747

Total Short-Term Investments - 6.2%
(Cost $2,160,129)		2,160,129

Total Investments - 105.2%
(Cost $32,897,794)†		36,447,181
Other Assets & Liabilities, Net - (5.2)%		(1,815,903)
NET ASSETS - 100.0%		$34,631,278

	2025 ETF Fund
Shares		Value

EXCHANGE TRADED FUNDS - 98.2%
58,740	Market Vectors Emerging Markets Local Currency Bond ETF	$1,181,849
45,646	SPDR Barclays High Yield Bond ETF	1,790,236
253,120	Vanguard Europe Pacific ETF	10,081,769
39,300	Vanguard Extended Market VIPERs ETF	3,634,071
58,101	Vanguard FTSE Emerging Markets ETF	2,374,588
31,600	Vanguard Global ex-U.S. Real Estate ETF(a)	1,778,132
21,530	Vanguard REIT ETF(a)	1,810,027
89,930	Vanguard S&P 500 ETF	17,014,756
89,780	Vanguard Scottsdale Funds	7,873,706
49,480	Vanguard Short-Term Inflation-Protected Securities ETF	2,397,801
94,552	Vanguard Total Bond Market ETF	7,882,800
22,410	Vanguard Total International Bond ETF	1,212,157

Total Exchange Traded Funds - 98.2%
(Cost $52,060,857)		59,031,892

SHORT-TERM INVESTMENTS (c) - 5.0%
1,209,863	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.001%	1,209,863
1,789,997	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.001% (b)	1,789,997

Total Short-Term Investments - 5.0%
(Cost $2,999,860)		2,999,860

Total Investments - 103.2%
(Cost $55,060,717)†		62,031,752
Other Assets & Liabilities, Net - (3.2)%		(1,903,666)
NET ASSETS - 100.0%		$60,128,086

Wilshire Variable Insurance Trust	March 31, 2015
Schedules of Investments	(Unaudited)

	2035 ETF Fund
Shares		Value

EXCHANGE TRADED FUNDS - 97.0%
35,090	Market Vectors Emerging Markets Local Currency Bond ETF	$706,011
36,360	SPDR Barclays High Yield Bond ETF	1,426,039
373,630	Vanguard Europe Pacific ETF	14,881,683
62,610	Vanguard Extended Market VIPERs ETF	5,789,547
86,789	Vanguard FTSE Emerging Markets ETF	3,547,066
37,770	Vanguard Global ex-U.S. Real Estate ETF(a)	2,125,318
25,724	Vanguard REIT ETF(a)	2,162,617
137,110	Vanguard S&P 500 ETF	25,941,212
66,020	Vanguard Scottsdale Funds	5,789,954
29,560	Vanguard Short-Term Inflation-Protected Securities ETF	1,432,477
69,524	Vanguard Total Bond Market ETF	5,796,216
13,390	Vanguard Total International Bond ETF	724,265

Total Exchange Traded Funds - 97.0%
(Cost $60,595,061)		70,322,405

SHORT-TERM INVESTMENTS (c) - 5.8%
1,911,309	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.001%	1,911,309
2,285,331	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.001% (b)	2,285,331

Total Short-Term Investments - 5.8%
(Cost $4,196,640)		4,196,640

Total Investments - 102.8%
(Cost $64,791,701)†		74,519,045
Other Assets & Liabilities, Net - (2.8)%		(2,025,556)
NET ASSETS - 100.0%		$72,493,489

†	The federal tax cost and unrealized appreciation and depreciation at March 31, 2015 for each Fund is as follows:

		Aggregate	Aggregate
		Gross	Gross
		Unrealized	Unrealized
Fund	Tax Cost	Appreciation	Depreciation
2015 ETF Fund	$32,897,794	$3,850,994	$(301,607)
2025 ETF Fund	55,060,717	7,333,367	(362,332)
2035 ETF Fund	64,791,701	10,054,668	(327,324)

(a)
This security or a partial position of this security is on loan at March 31, 2015. The total market value of securities on loan at March 31, 2015 for the 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund was $1,513,648, $1,729,700 and $2,208,174, respectively.

(b)
This security was purchased with cash collateral held from securities on loan. The total value of such securities at March 31, 2015 for 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund was $1,566,757, $1,789,997 and $2,285,331, respectively.

(c)	Rate shown is the 7-day effective yield as of March 31, 2015.

ETF — Exchange Traded Fund
FTSE — Financial Times and the London Stock Exchange
REIT — Real Estate Investment Trust
S&P — Standard & Poor's
SPDR — Standard & Poor's Depositary Receipt
VIPERs — Vanguard Index Participation Equity Receipts

As of March 31, 2015, the Funds’ investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.  For the period ended March 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual and annual financial statements.

Item 2.   Controls and Procedures

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 .

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Variable Insurance Trust

By (Signature and Title)	/s/ Jason Schwarz
Jason Schwarz, President

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Schwarz
Jason Schwarz, President

Date: May 29, 2015

By (Signature and Title)	/s/ Michael Wauters
Michael Wauters, Treasurer

Date: May 29, 2015